Federated Hermes Kaufmann Fund
Portfolio of Investments
January 31, 2023 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—86.5%
		Communication Services—0.3%
65,000	[1]	Take-Two Interactive Software, Inc.	$ 7,359,950
175,000	[1]	ZoomInfo Technologies, Inc.	4,940,250
		TOTAL	12,300,200
		Consumer Discretionary—8.1%
210,000	[1]	Airbnb, Inc.	23,333,100
250,000	[1]	Alibaba Group Holding Ltd., ADR	27,550,000
400,000	[1]	Amazon.com, Inc.	41,252,000
15,850	[1]	Chipotle Mexican Grill, Inc.	26,095,123
180,000		Choice Hotels International, Inc.	22,120,200
50,000	[1]	Etsy, Inc.	6,879,000
75,000	[1]	Five Below, Inc.	14,784,750
200,000	[1,2]	Floor & Decor Holdings, Inc.	18,154,000
475,000	[1]	Las Vegas Sands Corp.	28,025,000
57,500	[1]	Lululemon Athletica, Inc.	17,645,600
10,000	[1]	Mercadolibre, Inc.	11,816,900
326,000		Moncler S.p.A	20,423,744
22,196,000		NagaCorp Ltd.	20,201,161
100,000		Nike, Inc., Class B	12,733,000
375,000	[1]	Planet Fitness, Inc.	31,743,750
1,092,200	[1,2]	Sportradar Group AG	13,707,110
10,000		Vail Resorts, Inc.	2,623,400
446,684		Wingstop, Inc.	70,786,013
		TOTAL	409,873,851
		Consumer Staples—2.8%
50,800		Costco Wholesale Corp.	25,965,912
1,000,000		Philip Morris International, Inc.	104,240,000
547,077	[1]	The Duckhorn Portfolio, Inc.	8,851,706
		TOTAL	139,057,618
		Energy—3.3%
281,700		Cheniere Energy, Inc.	43,040,943
2,000,000		New Fortress Energy, Inc.	77,580,000
178,000		Pioneer Natural Resources, Inc.	41,002,300
175,000		Williams Cos., Inc.	5,642,000
		TOTAL	167,265,243
		Financials—7.8%
750,000		Apollo Global Management, Inc.	53,085,000
58,900		BlackRock, Inc.	44,717,469
6,800,000	[1]	Blue Owl Capital, Inc.	85,544,000
1	[1,3,4]	FA Private Equity Fund IV LP	370,089
2,102,000		FinecoBank Banca Fineco SPA	37,675,879
699,000		Hamilton Lane, Inc.	54,424,140
500,000		KKR & Co., Inc., Class Common	27,905,000
65,000		MSCI, Inc., Class A	34,551,400
140,000		S&P Global, Inc.	52,491,600
		TOTAL	390,764,577
		Health Care—38.0%
197,736	[1]	89Bio, Inc.	2,309,556
110,000		Abbott Laboratories	12,160,500
800,000	[1,2]	Acrivon Therapeutics, Inc.	12,960,000

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
1,929,911	[1]	Albireo Pharma, Inc.	$ 86,189,825
1,171,662	[1]	Alector, Inc.	10,334,059
1,135,000	[1]	Amphastar Pharmaceuticals, Inc.	34,345,100
774,637	[1]	Amylyx Pharmaceuticals, Inc.	30,358,024
663,834	[1,2]	AnaptysBio, Inc.	16,522,828
2,000,000	[1]	Annexon, Inc.	14,280,000
156,700	[1]	Apellis Pharmaceuticals, Inc.	8,262,791
600,000	[1]	Apollo Endosurgery, Inc.	5,898,000
1	[3,4]	Apollo Investment Fund V	85,207
2,452,872	[1]	Arcturus Therapeutics Holdings, Inc.	51,829,185
717,253	[1]	Argenx SE	272,671,623
2,265,000	[1]	aTyr Pharma, Inc.	5,209,500
1,215,600	[1]	Avidity Biosciences LLC	28,809,720
250,000	[1,2]	Century Therapeutics, Inc.	1,142,500
267,745	[1]	Century Therapeutics, Inc.	1,223,595
454,099	[1]	Cerevel Therapeutics Holdings	15,507,481
450,000	[1]	Chinook Therapeutics, Inc.	11,371,500
1,942,492	[1,3]	Contra Akouos, Inc., Rights	1,534,569
3,000,000	[1]	Corcept Therapeutics, Inc.	68,580,000
195,000	[1,2]	CRISPR Therapeutics AG	9,948,900
452,500		Danaher Corp.	119,631,950
121,500	[1]	Denali Therapeutics, Inc.	3,677,805
1,084,800	[1]	Dexcom, Inc.	116,171,232
6,572,140	[1,2]	Dynavax Technologies Corp.	74,790,953
100,000	[1]	EDAP TMS SA, ADR	1,100,000
290,000		Eli Lilly & Co.	99,803,500
500,000	[1]	Fusion Pharmaceuticals, Inc.	1,515,000
1,500,000	[1,2]	Gamida Cell Ltd.	2,400,000
64,400	[1]	Genmab A/S	25,191,382
679,512	[1,2]	Gracell Biotechnologies, Inc., ADR	1,460,951
313,900	[1]	Guardant Health, Inc.	9,865,877
1,220,800	[1]	IDEAYA Biosciences, Inc.	20,790,224
39,300	[1]	IDEXX Laboratories, Inc.	18,883,650
71,200	[1]	Illumina, Inc.	15,251,040
80,400	[1]	Inspire Medical Systems, Inc.	20,346,024
130,000	[1]	Insulet Corp.	37,351,600
990,741	[1]	Intellia Therapeutics, Inc.	42,047,048
59,000	[1]	Intuitive Surgical, Inc.	14,495,710
164,133	[1,3]	Laronde, Inc.	3,559,240
1	[1,3,4]	Latin Healthcare Fund	263,909
1,142,500	[1]	Legend Biotech Corp., ADR	57,696,250
291,448	[1,2]	Lyell Immunopharma, Inc.	953,035
1,462,167	[1,2]	Merus N.V.	22,809,805
650,000	[1]	Minerva Neurosciences, Inc.	1,553,500
363,318	[1]	Moonlake Immunotherapeutics	4,341,650
200,000	[1]	Morphic Holding, Inc.	6,546,000
205,000	[1]	Natera, Inc.	8,800,650
110,000		Novo Nordisk A/S	15,233,198
530,000	[1]	Orchard Therapeutics PLC	294,998
7,000,000	[1]	Orchard Therapeutics PLC, ADR	3,896,200
220,000	[1]	Privia Health Group, Inc.	5,948,800
100,000	[1]	Prometheus Biosciences, Inc.	11,366,000
1,240,000		Regulus Therapeutics, Inc.	1,785,600
1,356,000	[1]	Regulus Therapeutics, Inc.	1,952,640

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
180,000	[1]	Repligen Corp.	$ 33,354,000
3,215,300	[1,2]	Rezolute, Inc.	8,263,321
3,264,238	[1,2]	Rhythm Pharmaceuticals, Inc.	89,276,909
358,200	[1,2]	Sarepta Therapeutics, Inc.	44,764,254
1,540,000	[1,2]	Scynexis, Inc.	2,825,900
11,163,099	[1]	Seres Therapeutics, Inc.	61,062,152
959,018	[1,3]	Soteira, Inc.	0
59,700		Stryker Corp.	15,152,457
1,210,000	[1]	Ultragenyx Pharmaceutical, Inc.	54,849,300
20,400		UnitedHealth Group, Inc.	10,183,476
500,000	[1]	Veeva Systems, Inc.	85,275,000
1,111,000	[1,2]	Verve Therapeutics, Inc.	25,275,250
627,230	[1,2]	Zentalis Pharmaceuticals, LLC	14,802,628
		TOTAL	1,918,394,531
		Industrials—7.2%
1,315,000	[1]	CoStar Group, Inc.	102,438,500
52,600		Deere & Co.	22,241,384
352,000		HEICO Corp.	60,174,400
510,000	[1]	Mercury Systems, Inc.	25,492,350
312,000		Quanta Services, Inc.	47,483,280
37,200		Rockwell Automation, Inc.	10,491,516
155,000		Trane Technologies PLC	27,763,600
107,000		Union Pacific Corp.	21,848,330
159,256	[1]	Upwork, Inc.	2,063,958
385,000		Wabtec Corp.	39,966,850
50,000		Xylem, Inc.	5,200,500
		TOTAL	365,164,668
		Information Technology—5.7%
32,800	[1]	Adobe, Inc.	12,147,152
15,000	[1]	Advanced Micro Devices, Inc.	1,127,250
1,250,000	[1]	Coupa Software, Inc.	99,900,000
10,000	[1]	Crowdstrike Holdings, Inc.	1,059,000
1,059,322	[1,3,4]	Expand Networks Ltd.	0
1,695,000	[1,2]	GDS Holdings Ltd., ADR	39,578,250
6,300	[1]	Keysight Technologies, Inc.	1,129,905
25,000		Marvell Technology, Inc.	1,078,750
225,000	[1]	Okta, Inc.	16,562,250
10,000	[1]	Palo Alto Networks, Inc.	1,586,400
250,000	[1]	Q2 Holdings, Inc.	8,180,000
3,751	[1,3,4]	Sensable Technologies, Inc.	0
75,000	[1]	ServiceNow, Inc.	34,134,750
615,000	[1]	Shopify, Inc.	30,301,050
70,000	[1]	Splunk, Inc.	6,703,900
83,000	[1]	Tyler Technologies, Inc.	26,789,910
50,000	[1]	Workday, Inc.	9,071,500
		TOTAL	289,350,067
		Materials—5.1%
1,350,000	[2,4]	Agnico Eagle Mines Ltd.	76,248,000
70,000		Albemarle Corp.	19,701,500
2,100,543		Barrick Gold Corp.	41,065,615
1,400,000		Newmont Corp.	74,102,000
193,600		Sherwin-Williams Co.	45,803,824
		TOTAL	256,920,939

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Real Estate—5.7%
900,000		Americold Realty Trust, Inc.	$ 28,269,000
325,000		Crown Castle International Corp.	48,135,750
850,000		Easterly Government Properties, Inc.	13,804,000
300,000		National Storage Affiliates Trust	12,240,000
1,825,000		Physicians Realty Trust	28,944,500
400,000		ProLogis, Inc.	51,712,000
250,000		Ryman Hospitality Properties	23,222,500
600,000		STAG Industrial, Inc.	21,360,000
50,000		Sun Communities, Inc.	7,843,000
1,500,000		VICI Properties, Inc.	51,270,000
		TOTAL	286,800,750
		Utilities—2.5%
250,000		American Electric Power Co., Inc.	23,490,000
385,000		Duke Energy Corp.	39,443,250
875,000		NextEra Energy, Inc.	65,301,250
		TOTAL	128,234,500
		TOTAL COMMON STOCKS (IDENTIFIED COST $2,880,496,805)	4,364,126,944
		U.S. TREASURIES—2.7%
		U.S. Treasury Notes—2.7%
$122,500,000		United States Treasury Note, 4.125%, 11/15/2032	128,796,978
10,000,000		United States Treasury Note, 4.375%, 10/31/2024	10,002,324
		TOTAL U.S. TREASURIES (IDENTIFIED COST $135,746,243)	138,799,302
		CORPORATE BONDS—0.4%
		Consumer Discretionary—0.2%
3,000,000		Airbnb, Inc., Conv. Bond, 0.000%, 3/15/2026	2,616,816
3,000,000		Mercadolibre, Inc., Sr. Unsecd. Note, 2.375%, 1/14/2026	2,718,765
3,200,000		NagaCorp Ltd., Sr. Unsecd. Note, 7.950%, 7/6/2024	2,976,000
		TOTAL	8,311,581
		Financials—0.1%
3,000,000		Starwood Property Trust, Inc., Conv. Bond, 4.375%, 4/1/2023	2,995,761
		Health Care—0.1%
3,000,000		Illumina, Inc., Conv. Bond, 0.000%, 8/15/2023	2,921,514
2,000,000		NuVasive, Inc., Conv. Bond, 1.000%, 6/1/2023	1,964,698
		TOTAL	4,886,212
		Information Technology—0.0%
3,000,000		DocuSign, Inc., Conv. Bond, 0.000%, 1/15/2024	2,869,026
		TOTAL CORPORATE BONDS (IDENTIFIED COST $18,863,750)	19,062,580
		PREFERRED STOCKS—0.2%
		Financials—0.0%
25,000		JPMorgan Chase & Co., 5.750%	624,500
25,000	[2]	Wells Fargo & Co., 5.625%	617,500
		TOTAL	1,242,000
		Health Care—0.2%
1,903,967	[3]	CeQur SA	10,622,576
		Information Technology—0.0%
679,348	[1,3,4]	Multiplex, Inc., Pfd., Series C	0
		Real Estate—0.0%
10,000	[2]	Public Storage, 4.000%	188,500
10,000		Public Storage, 4.625%	214,100
		TOTAL	402,600
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $16,982,326)	12,267,176

Shares or Principal Amount			Value
		WARRANTS—0.2%
		Health Care—0.2%
801,900	[1]	Catabasis Pharmaceuticals, Inc., Warrants 6/22/2023	$ 481
421,550	[1]	Catabasis Pharmaceuticals, Inc., Warrants 2/8/2024	84,900
200,970	[1]	Rezolute, Inc., Warrants 10/8/2027	158,465
56,800	[1]	Rezolute, Inc., Warrants 1/1/2099	145,976
1,690,301	[1]	Rezolute, Inc., Warrants 12/31/2099	4,344,074
101,700	[1]	Scynexis, Inc., Warrants 3/8/2023	0
853,000	[1]	Scynexis, Inc., Warrants 5/21/2024	56,980
1,706,000	[1]	Scynexis, Inc., Warrants 1/1/2099	3,130,510
167,251	[1]	Scynexis, Inc., Warrants 4/26/2029	181,802
		TOTAL WARRANTS (IDENTIFIED COST $17,450,879)	8,103,188
		INVESTMENT COMPANIES—13.9%
45,476,772		Federated Hermes Government Obligations Fund, Premier Shares, 4.19%[5]	45,476,772
656,177,608		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 4.41%[5]	656,177,608
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $701,256,025)	701,654,380
		TOTAL INVESTMENT IN SECURITIES—103.9% (IDENTIFIED COST $3,770,796,028)	5,244,013,570
		OTHER ASSETS AND LIABILITIES - NET—(3.9)%[6]	(195,931,273)
		TOTAL NET ASSETS—100%	$5,048,082,297

An affiliated company is a company in which the Fund, alone or in combination with other funds, has ownership of at least 5% of the voting shares. Transactions with the affiliated companies during the period ended January 31, 2023, were as follows:
Affiliated	Value as of 10/31/2022	Purchases at Cost*	Proceeds from Sales*	Change in Unrealized Appreciation/ Depreciation*	Net Realized Gain/ (Loss)*	Value as of 1/31/2023	Shares Held as of 1/31/2023	Dividend Income*
Health Care:
Albireo Pharma, Inc.	$22,744,819	$36,073,864	$—	$27,371,142	$—	$86,189,825	1,929,911	$—
Alector, Inc.**	$20,470,000	$—	$(8,881,254)	$7,780,513	$(9,035,200)	$10,334,059	1,171,662	$—
Amphastar Pharmaceuticals, Inc.	$35,071,500	$—	$—	$(726,400)	$—	$34,345,100	1,135,000	$—
AnaptysBio, Inc.**	$32,248,588	$—	$(11,199,573)	$(3,220,425)	$(1,305,762)	$16,522,828	663,834	$—
Annexon, Inc.	$9,560,000	$—	$—	$4,720,000	$—	$14,280,000	2,000,000	$—
Arcturus Therapeutics Holdings, Inc.	$34,892,010	$8,219,086	$—	$8,718,089	$—	$51,829,185	2,452,872	$—
aTyr Pharma, Inc.	$5,594,550	$—	$—	$(385,050)	$—	$5,209,500	2,265,000	$—
Avidity Biosciences LLC**	$16,065,000	$1,562,850	$—	$11,181,870	$—	$28,809,720	1,215,600	$—
Dynavax Technologies Corp.	$75,251,003	$—	$—	$(460,050)	$—	$74,790,953	6,572,140	$—
Fusion Pharmaceuticals, Inc.	$1,237,500	$—	$—	$277,500	$—	$1,515,000	500,000	$—
Gamida Cell Ltd.**	$2,685,000	$—	$—	$(285,000)	$—	$2,400,000	1,500,000	$—
IDEAYA Biosciences, Inc.	$20,619,312	$—	$—	$170,912	$—	$20,790,224	1,220,800	$—
Merus N.V.	$31,057,500	$2,591,464	$(3,170,350)	$(4,833,292)	$(2,835,517)	$22,809,805	1,462,167	$—
Minerva Neurosciences, Inc.	$1,722,500	$—	$—	$(169,000)	$—	$1,553,500	650,000	$—
Orchard Therapeutics PLC	$239,666	$—	$—	$55,332	$—	$294,998	530,000	$—
Orchard Therapeutics PLC, ADR	$3,165,400	$—	$—	$730,800	$—	$3,896,200	7,000,000	$—
Regulus Therapeutics, Inc.	$1,922,000	$—	$—	$(136,400)	$—	$1,785,600	1,240,000	$—
Regulus Therapeutics, Inc.	$2,101,800	$—	$—	$(149,160)	$—	$1,952,640	1,356,000	$—
Rezolute, Inc.	$5,433,857	$—	$—	$2,829,464	$—	$8,263,321	3,215,300	$—
Rezolute, Inc., Warrants 10/8/2027	$106,554	$—	$—	$51,911	$—	$158,465	200,970	$—
Rezolute, Inc., Warrants 1/1/2099	$95,992	$—	$—	$49,984	$—	$145,976	56,800	$—
Rezolute, Inc., Warrants 12/31/2099	$2,856,609	$—	$—	$1,487,465	$—	$4,344,074	1,690,301	$—
Rhythm Pharmaceuticals, Inc.	$96,828,990	$—	$(17,884,582)	$2,960,376	$7,372,125	$89,276,909	3,264,238	$—
Scynexis, Inc.	$3,557,400	$—	$—	$(731,500)	$—	$2,825,900	1,540,000	$—
Scynexis, Inc., Warrants 3/8/2023	$—	$—	$—	$—	$—	$—	101,700	$—
Scynexis, Inc., Warrants 5/21/2024	$136,395	$—	$—	$(79,415)	$—	$56,980	853,000	$—
Scynexis, Inc., Warrants 1/1/2099	$3,940,860	$—	$—	$(810,350)	$—	$3,130,510	1,706,000	$—
Scynexis, Inc., Warrants 4/26/2029	$241,193	$—	$—	$(59,391)	$—	$181,802	167,251	$—
Seres Therapeutics, Inc.	$106,231,400	$—	$(4,506,753)	$(39,065,701)	$(1,596,794)	$61,062,152	11,163,099	$—
Soteira, Inc.	$—	$—	$—	$—	$—	$—	959,018	$—
Ultragenyx Pharmaceutical, Inc.**	$60,690,000	$—	$(12,413,052)	$8,065,355	$(1,493,003)	$54,849,300	1,210,000	$—
Affiliated issuers no longer in the portfolio at period end	$25,582,620	$—	$(25,815,719)	$1,271,410	$(7,866,794)	$—	—	$—
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$622,350,018	$48,447,264	$(83,871,283)	$26,610,989	$(16,760,945)	$603,604,526	60,992,663	$—

*	A portion of the amount shown was recorded when the Fund no longer had ownership of at least 5% of the voting shares.
**	At January 31, 2023, the Fund no longer has ownership of at least 5% of the voting shares.

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended January 31, 2023, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares*	Total of Affiliated Transactions
Value as of 10/31/2022	$47,261,098	$849,229,625	$896,490,723
Purchases at Cost	$149,740,066	$497,433,285	$647,173,351
Proceeds from Sales	$(151,524,392)	$(691,005,005)	$(842,529,397)
Change in Unrealized Appreciation/Depreciation	$—	$441,594	$441,594
Net Realized Gain/(Loss)	$—	$78,109	$78,109
Value as of 1/31/2023	$45,476,772	$656,177,608	$701,654,380
Shares Held as of 1/31/2023	45,476,772	656,177,608	701,654,380
Dividend Income	$—	$10,100,607	$10,100,607

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of January 31, 2023, securities subject to this type of arrangement and related collateral were as follows:

Fair Value of Securities Loaned	Collateral Received
$140,703,336	$165,819,470

3
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

4
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2023, these restricted securities amounted to $76,967,205, which represented 1.5% of total net assets.

Additional information on restricted securities held at January 31, 2023, is as follows:
Security	Acquisition Date	Cost	Value
Agnico Eagle Mines Ltd.	12/26/2018	$59,580,458	$76,248,000
Apollo Investment Fund V	5/18/2001	$0	$85,207
Expand Networks Ltd.	9/22/2000	$2,500,000	$0
FA Private Equity Fund IV LP	3/4/2002	$0	$370,089
Latin Healthcare Fund	11/28/2000	$0	$263,909
Multiplex, Inc., Pfd., Series C	2/22/2001	$5,000,001	$0
Sensable Technologies, Inc.	10/15/2004	$0	$0

5	7-day net yield.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2023.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Equity Management Company of Pennsylvania (the “Adviser”).
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act, the Fund’s Board of Trustees (the “Trustees”) have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2023, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$3,605,534,562	$—	$5,813,014	$3,611,347,576
International	361,382,381	391,396,987	—	752,779,368
Preferred Stocks
International	—	—	10,622,576	10,622,576
Domestic	1,644,600	—	—	1,644,600
Debt Securities:
U.S. Treasuries	—	138,799,302	—	138,799,302
Corporate Bonds	—	19,062,580	—	19,062,580
Warrants	4,490,050	3,613,138	—	8,103,188
Investment Companies	701,654,380	—	—	701,654,380
TOTAL SECURITIES	$4,674,705,973	$552,872,007	$16,435,590	$5,244,013,570

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt